Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 21 – SHAREHOLDERS’ EQUITY

Ordinary shares

EPOW was established under the laws of the Cayman Islands on February 22, 2019. The authorized number of ordinary shares was 500,000,000 with par value of $0.0001 per share. On February 22, 2019, EPOW issued 999,999 new shares to the controlling shareholders and one share to Osiris International Cayman Limited at par $0.0001 per share. On August 8, 2019, EPOW issued an aggregate of 27,000,000 ordinary shares at a price of US$0.0001 per share with total consideration of US$2,800, pro-rata to the shareholders of EPOW as of such date.

On April 2, 2020, the shareholders of the Company unanimously authorize a one-for-0.88 reverse stock split of the Company’s outstanding and issued ordinary shares (the “First Reverse Stock Split”), which became effective on April 3, 2020. Any fractional ordinary share that would have otherwise resulted from the First Reverse Stock Split were rounded up to the nearest full share. The First Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the First Reverse Stock Split, 28,000,000 ordinary shares that were issued and outstanding at April 3, 2020 were reduced to 24,640,000 ordinary shares (taking into account the rounding of fractional shares).

On April 24, 2020, the shareholders of the Company unanimously authorize another one-for-0.68 reverse stock split of the Company’s issued and outstanding ordinary shares (the “Second Reverse Stock Split”), which became effective on April 24, 2020. Any fractional ordinary share that would have otherwise resulted from the Second Reverse Stock Split were rounded up to the nearest full share. The Second Reverse Stock Split did not change the par value of the ordinary shares and had no effect on the number of authorized ordinary shares of the Company. As a result of the Second Reverse Stock Split, 24,640,000 ordinary shares that were issued and outstanding at April 24, 2020 was reduced to 16,800,000 ordinary shares (taking into account the rounding of fractional shares).

On February 11, 2021, the Company closed its initial public offering (“IPO”) on Nasdaq. The Company offered 6,720,000 ordinary shares, par value $0.0001 per share, at a price of $4.00 per share and received total gross proceed of $26,880,000. Besides, the Company offered 1,008,000 ordinary shares, par value $0.0001 per share, as part of the representative of the underwriters’ over-allotment option, at a price of $4.00 per share and received total gross proceed of $4,032,000. Total net proceeding amounted to $27,504,639 after deducting underwriting discounts and other related expenses.

Share capital increase and re-designation

On February 8, 2024, the 2023 annual general meeting of shareholders (the “Meeting”) of the Company was held. At the Meeting, the shareholders of the Company approved the increase and re-designation of the Company share capital.

The Company increased its authorized share capital from US$50,000 consisting of 500,000,000 ordinary shares of par value $0.0001 each to $500,000 consisting of 5,000,000,000 ordinary shares of par value US$0.0001 each (the “Share Capital Increase”).

Immediately following the Share Capital Increase, the Company re-designated and re-classified its authorized share capital so that the afore-mentioned authorized share capital of $500,000 comprise 3,500,000,000 Class A ordinary shares of par value US$0.0001 each and 1,500,000,000 Class B ordinary shares of par value US$0.0001 each. Pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company, on a poll at any general meeting every shareholder shall have one (1) vote for every Class A ordinary share and twenty (20) votes for every Class B ordinary share held.

The Company believes that the re-designation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares data for all periods presented. As a result, there were 19,574,078 and 18,794,278 Class A ordinary shares issued and outstanding and 6,567,272 and 6,567,272 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively.

Share consolidation

On September 16, 2024, the extraordinary general meeting of shareholders of the Company was held. At the extraordinary general meeting, the shareholders adopted an ordinary resolution on consolidation of every ten (10) Class A and Class B ordinary shares with a par value of US$0.0001 each into one (1) Class A and Class B ordinary share with a par value of US$0.001 each. The share consolidation is conditional upon the approval of the Board of Directors of the Company in its sole discretion, with effect as of the date the Board may determine (the “Effective Date”). The Effective Date must be a date within twelve months following the date of this ordinary resolution. The share consolidation is not yet effective as of the date of the Company’s unaudited condensed consolidated financial statements.

2024 subscription agreement

On October 18, 2024, the Company entered into a subscription agreement with Chong Ee Chang, a Malaysian citizen. Pursuant to the subscription agreement, Chong Ee Chang agreed to subscribe for and purchase from the Company, and the Company agreed to issue and sell to Chong Ee Chang an aggregate of 103,300 Class A ordinary shares of the Company, par value US$0.0001 per share, for an aggregate purchase price of $100,000.

Share-based compensation

The Company adopted the 2022 Stock Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services. The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the employees, directors and non-employees under the 2022 Stock Incentive Plan should not exceed 3,679,200 ordinary shares of par value $0.0001 per share.

On February 8, 2024, the 2023 annual general meeting of shareholders of the Company was held. At the Meeting, the shareholders of the Company approved the 2024 Employee Share Incentive Plan. The Company adopted the 2024 Employee Share Incentive Plan for the grant of restricted share units to employees, directors and non-employees to provide incentive for their services. The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the eligible persons under the 2024 Stock Incentive Plan may not exceed 2,613,000 ordinary shares of par value $0.0001 per share. The Company had not granted any compensatory awards under the 2024 Employee Share Incentive Plan to its employees, directors and non-employees as of the date of the unaudited condensed consolidated financial statements.

The Company recorded share-based compensation expenses of $607,742 and $1,348,581 for the six months ended June 30, 2024 and 2023, respectively. The following table sets forth the allocation of share-based compensation expenses:

	For the six months ended June 30,
	2024	2023

Cost of revenues	$1,038	$4,543
Selling expenses	5,395	16,396
General and administrative expenses	606,919	1,323,099
Research and development expenses	(5,610)	4,543
Total	$607,742	$1,348,581

Restricted share units

On August 26, 2022, the Company granted 3,334,200 restricted share units to its directors and employees under 2022 Stock Incentive Plan. 25% of the restricted share units was immediately vested on August 26, 2022. 75% of the restricted share units will be vested in three years with equal yearly installments after August 26, 2022. The grant date fair value of the restricted share units was $2.00 per share, which was the closing price of the Company’s ordinary share on NASDAQ on August 26, 2022. This grant resulted in a total share-based compensation of $6,668,400 to be recognized ratably over the requisite service period of 3 years.

A summary of the restricted shares units activities is as follows:

	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding at January 1, 2023	2,500,650	2.00	6,826,775

Forfeited	(161,250)	2.00

Restricted share units outstanding at June 30, 2023	2,339,400	2.00	6,222,804

Restricted share units outstanding at January 1, 2024	1,492,100	2.00	1,611,468

Forfeited	(7,500)	2.00

Restricted share units outstanding at June 30, 2024	1,484,600	2.00	1,187,680

The Company recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The Company recorded share-based compensation expenses relating to restricted share units of $607,742 and $1,348,581 for the six months ended June 30, 2024 and 2023, respectively. As of June 30, 2024, total unrecognized compensation expenses relating to nonvested shares were $678,971, which is expected to be recognized over a weighted average period of 0.99 years.

Non-controlling interest

Non-controlling interest consists of the following:

	As of June 30, 2024	As of December 31, 2023

GMB (Beijing)	$2,628	$3,187
GMB Culture	(106)	1,491
GMB Consulting	12,765	13,043
Sunrise Tech	(19,667)	(13,184)
Sunrise Chenhui	32,282	-
Shidong Cloud	37,689	38,463
Sunrise Guxian	(189,138)	(83,832)
GMB Technology	(191,611)	(189,364)
Sunrise Guizhou	42,019,169	8,373,766
Total	$41,704,011	$8,143,570

Sunrise Guizhou was established by Zhuhai (Zibo) Investment and five other companies in November, 2021. Shidong Cloud was established by GIOP BJ and Beijing Yunqianyi Information Technology Co., Ltd. (“Yunqianyi”) in December 2022. 75% shares of Shidong Cloud were held by GIOP BJ and 25% of shares was held by Yunqianyi.

Sunrise Guxian was established by Guizhou New Energy and seven other companies in April, 2022. Sunrise Chenhui was established by Sunrise Tech on March 25, 2024

For the six months ended June 30, 2024 and 2023, non-controlling shareholders made capital contributions of $nil and $148,078 to Sunrise Guizhou, respectively. On June 18, 2024, the shareholders of Sunrise Guizhou amended the terms of the investment agreement to remove redemption term which was accounted for an extinguishment. The Company reclassified the equity interest held by New Kinect Partnership of $35,527,114 from mezzanine equity to permanent equity.

The actual capital contributions made by the Company and the non-controlling shareholders for the six months ended June 30, 2024 and 2023 had no effect on the Company’s equity percentage in its subsidiaries.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, the Company’s subsidiaries, GIOP BJ, the VIE and VIE’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends.

As of June 30, 2024 and December 31, 2023, the statutory reserves of the Company’s subsidiaries, GIOP BJ, the VIE and VIE’s subsidiaries in the PRC have not reached 50% of their respective registered capital. As of June 30, 2024 and December 31, 2023, the balances of the statutory reserves were $2,477,940 and $2,477,940, respectively.